Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial instruments
Summary of financial instruments

The following table summarizes the carrying value relating to Vermilion’s financial instruments:

	As at Dec 31, 2022				As at Dec 31, 2021
			Amortized				Amortized
($M)	FVTPL	FVTOCI	Cost	Total	FVTPL	FVTOCI	Cost	Total
Cash and cash equivalents	13,836	—	—	13,836	6,028	—	—	6,028
Derivative assets	295,441	—	—	295,441	19,321	—	—	19,321
Investment in securities	—	56,366	—	56,366	—	—	—	—
Derivative liabilities	(55,845)	—	—	(55,845)	(320,186)	—	—	(320,186)
Accounts receivable	—	—	373,651	373,651	—	—	328,584	328,584
Accounts payable and accrued liabilities	—	—	(481,444)	(481,444)	—	—	(440,658)	(440,658)
Dividends payable	—	—	(13,058)	(13,058)	—	—	—	—
Lease obligations	—	—	(51,507)	(51,507)	—	—	(60,190)	(60,190)
Long-term debt (1)	—	—	(1,081,351)	(1,081,351)	—	—	(1,651,569)	(1,651,569)

Summary of increase (decrease) to net earnings before tax

The following table summarizes the increase (positive values) or decrease (negative values) to net earnings before tax due to a change in the value of Vermilion’s financial instruments as a result of a change in the relevant market risk variable. This analysis does not attempt to reflect any interdependencies between the relevant risk variables.

($M)	Dec 31, 2022	Dec 31, 2021
Currency risk - Euro to Canadian dollar
$0.01 increase in strength of the Canadian dollar against the Euro	5,640	(273)
$0.01 decrease in strength of the Canadian dollar against the Euro	(5,640)	273

Currency risk - US dollar to Canadian dollar
$0.01 increase in strength of the Canadian dollar against the US $	5,441	2,086
$0.01 decrease in strength of the Canadian dollar against the US $	(5,441)	(2,086)

Commodity price risk - Crude oil
US $5.00/bbl increase in crude oil price used to determine the fair value of derivatives	—	(9,324)
US $5.00/bbl decrease in crude oil price used to determine the fair value of derivatives	—	1,636

Commodity price risk - European natural gas
€ 5.0/GJ increase in European natural gas price used to determine the fair value of derivatives	(88,524)	(10,554)
€ 5.0/GJ decrease in European natural gas price used to determine the fair value of derivatives	91,828	10,554

Share price risk - Equity swaps
$1.00 increase from initial share price of the equity swap	3,750	3,750
$1.00 decrease from initial share price of the equity swap	(3,750)	(3,750)

Schedule of undiscounted non-derivative financial liabilities and their contractual maturities

The following table summarizes Vermilion’s undiscounted non-derivative financial liabilities and their contractual maturities:

		1 month to	3 months to	1 year to
($M)	1 month	3 months	1 year	5 years
December 31, 2022	192,572	278,520	23,412	607,796
December 31, 2021	191,297	223,885	25,475	1,718,475